Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Shares at Dec. 31, 2014	35,750,000
Beginning Balance, Amount at Dec. 31, 2014	$ 189,900	$ 13,812	$ 6,282,814	$ (15,813,260)	$ (35,442)	$ (9,362,177)
Common stock issued in exchange for interest due, Shares	1,718,585
Common stock issued in exchange for interest due, Amount	$ 429,646					429,646
Reclassification of derivative liability on interest and penalty on Convertible Notes			189,613
Common stock issued per mutual release and waiver, Shares	250,000
Common stock issued per mutual release and waiver, Amount	$ 62,500	111,188				173,688
Common stock issued, net of issuance cost, Shares	3,782,666
Common stock issued, net of issuance cost, Amount	$ 2,210,032	500,000				2,710,032
Net loss				(26,890,210)		(26,890,210)
Ending Balance, Shares at Dec. 31, 2015	41,501,251
Ending Balance, Amount at Dec. 31, 2015	$ 2,892,078	625,000	6,472,427	(42,703,470)	(35,442)	(32,749,407)
Common stock issued in exchange for interest due, Shares	1,000,000
Common stock issued in exchange for interest due, Amount	$ 625,000	$ (625,000)	625,000
Reclassification of derivative liability associated with warrants			45,161,472			45,161,472
Reclassification of derivative liability related to interest payable			4,979,750			4,979,750
Reclassification of derivative liability related to options			477,458			477,458
Common stock issued, net of issuance cost, Shares	3,155,000
Common stock issued, net of issuance cost, Amount	$ 7,538,000		(78,000)			7,460,000
Common stock issued for services rendered, Shares	265,000
Common stock issued for services rendered, Amount	$ 769,000					769,000
Common stock issued persuant to stock award, Shares	25,000
Common stock issued persuant to stock award, Amount	$ 65,000					65,000
Pursuant Director Compensation Policy, appointment to Board and Chair of Audit Committee, Shares	62,000
Pursuant Director Compensation Policy, appointment to Board and Chair of Audit Committee, Amount	$ 62,000					62,000
Common stock issued in exchange for principal and interest due, Shares	790,092
Common stock issued in exchange for principal and interest due, Amount	$ 197,524					197,524
Conversion of convertible notes to common stock, Shares	443,156
Conversion of convertible notes to common stock, Amount	$ 110,789					110,789
Dividends paid				(30,966)		(30,966)
Net loss				(98,447,858)		(98,447,858)
Ending Balance, Shares at Dec. 31, 2016	47,276,499
Ending Balance, Amount at Dec. 31, 2016	$ 12,294,391		$ 56,910,107	$ (147,182,294)	$ (35,442)	$ (72,091,238)